CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cost of revenues, impairment on intangible assets	$ 250,553
Share-based compensation expense	1,573,729	4,464,497	4,579,522
Product Development [Member]
Share-based compensation expense	305,385	468,232	614,780
Selling and Marketing [Member]
Share-based compensation expense	111,198	227,804	121,623
General and Administrative [Member]
Share-based compensation expense	$ 1,157,146	$ 3,768,461	$ 3,843,119